Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Net loss per ordinary share attributable to Stratasys Ltd.
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2017 and 2016:

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic loss per share	$(5,987)	$(18,490)	$(19,844)	$(41,631)

Adjustment of deferred payments liability revaluation	-	(559)	-	-
Net loss attributable to Stratasys Ltd. for diluted loss per share	(5,987)	(19,049)	(19,844)	(41,631)

Denominator:
Weighted average shares – denominator for basic net loss per share	52,778	52,169	52,733	52,133
Add:
Shares settlement presumed for deferred payments liability	-	327	-	-
Denominator for diluted loss per share	52,778	52,496	52,733	52,133

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.11)	$(0.35)	$(0.38)	$(0.80)
Diluted	$(0.11)	$(0.36)	$(0.38)	$(0.80)